Other (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Other

	2023	2022
Foreign exchange gain (loss)	$(7)	$28
Settlement gain (loss) on defined benefit pension plan annuity purchases	6	(5)
Gain on electricity swaps	17	—
Gain (loss) on interest rate swap contracts	(6)	13
Other	(5)	1
	$5	$37